Inventory - Disclosure of inventories (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024
Classes of current inventories [abstract]
Parts	$ 4,365,675	$ 3,855,668
Work in Progress	15,970,562	14,341,949
Finished Goods	13,389,313	13,813,014
Total	$ 33,725,550	$ 32,010,631